Summary of Share Options and Stock Appreciation Rights Activities (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Number of share options / SARs
Share options/SARs outstanding at January 1, 2013	2,923,982
Granted
Forfeited	(83,000)
Expired	(505,500)
Exercised
Share options/SARs outstanding at December 31, 2013	2,335,482
Share options/SARs vested or expected to vest at December 31, 2013	2,335,482
Share options/SAR exercisable at December 31, 2013	2,335,482
Weighted Average Exercise Price
Share options/SARs outstanding at January 1, 2013	$ 2.27
Granted
Forfeited	$ 2.27
Expired	$ 4.50
Exercised
Share options/SARs outstanding at December 31, 2013	$ 1.78
Share options/SARs vested or expected to vest at December 31, 2013	$ 1.78
Share options/SAR exercisable at December 31, 2013	$ 1.78
Weighted Average Remaining Contractual Life
Share options/SARs outstanding at December 31, 2013	1 year 3 months 22 days
Share options/SARs vested or expected to vest at December 31, 2013	1 year 3 months 22 days
Share options/SAR exercisable at December 31, 2013	1 year 3 months 22 days
Aggregate Intrinsic Value
Share options/SARs outstanding at December 31, 2013
Share options/SARs vested or expected to vest at December 31, 2013
Share options/SAR exercisable at December 31, 2013